Rydex S&P MidCap 400 Equal Weight ETF (Prospectus Summary) | Rydex S&P MidCap 400 Equal Weight ETF
RYDEX S&P MIDCAP 400 EQUAL WEIGHT ETF
INVESTMENT OBJECTIVE -
The investment objective of the Rydex S&P MidCap 400 Equal Weight ETF
(the "Fund") is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the S&P MidCap 400®
Equal Weight Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND -
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rydex S&P MidCap 400 Equal Weight ETF
Management Fees		0.40%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.40%
[1]	Other expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2012.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Rydex S&P MidCap 400 Equal Weight ETF	41	128

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions. The Fund does not pay transaction costs on in-kind creations or redemptions.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund uses a passive management strategy, known as "replication," to track the performance of the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index.
The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The S&P MidCap 400® Equal Weight Index is an unmanaged equal-weighted version of the S&P MidCap 400® Index, which covers over 7% of the U.S. equity market and measures the performance of the mid-cap segment of the U.S. equity universe. The
S&P MidCap 400® Index consists of U.S. common equities listed on the New York
Stock Exchanges (including NYSE Arca and NYSE Amex) and NASDAQ, and also may include equity interests in real estate investment trusts (REITs) and business development companies (BDCs). The S&P MidCap 400® Equal Weight Index generally represents medium-capitalization companies with capitalizations ranging from
$360 million to $9.86 billion as of March 31, 2011. In general, the equal weighting provided by the Fund's Underlying Index provides equal representation for all securities at the Underlying Index's rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index's market capitalization weighted counterpart. To the extent the Underlying Index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value or liquidity of its shares, including:

Early Closing Risk - An unanticipated early closing of the NYSE Arca, Inc. (the
"Exchange") may result in a shareholder's inability to buy or sell shares of the
Fund on that day.

Market Risk - Investments in securities, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk - The Fund is not actively "managed." This means that, based on market and economic conditions, the Fund's performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to correspond to that of the Fund's Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error.
Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - Secondary market trading in Fund shares may be halted by the
Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk - Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history.
Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Following its completed first quarter of operations, updated performance information will be available on the Fund's website at www.rydex-sgi.com or by
calling Rydex|SGI Client Services at 800-820-0888.